Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 46	$ 53
Preferred stock, par value (USD per share)	$ 1	$ 1
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock shares outstanding	0	0
Common stock, par value (USD per share)	$ 0.1	$ 0.1
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	283,450,374	286,659,901
Common stock, shares outstanding	283,450,374	286,659,901